Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy
	Fair Value Measurements as of December 31, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,472	$—	$2,472	$—
Liabilities
Interest rate swap contracts	$168,508	$—	$168,508	$—

	Fair Value Measurements as of December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,908	$—	$2,908	$—
Liabilities
Interest rate swap contracts	$307,048	$—	$307,048	$—

Schedule of estimated fair values of the financial instruments
	As of December 31, 2013		As of December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$68,153	$68,153	$55,628	$55,628
Restricted cash	$14,717	$14,717	$3,251	$3,251
Accounts receivable, net	$8,038	$8,038	$3,741	$3,741
Due from related parties	$14,459	$14,459	$12,664	$12,664
Receivable from ZIM	$25,765	$25,765	$33,899	$34,071
Accounts payable	$13,124	$13,124	$13,982	$13,982
Accrued liabilities	$30,911	$30,911	$32,894	$32,894
Long-term debt, including current portion	$3,112,103	$3,114,101	$3,222,548	$3,223,337
Vendor financing, including current portion	$121,755	$121,552	$179,142	$179,500

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Receivable from ZIM(1)	$25,765	$—	$25,765	$—
Long-term debt, including current portion(2)	$3,114,101	$—	$3,114,101	$—
Vendor financing, including current portion(3)	$121,552	$—	$121,552	$—
Accrued liabilities(4)	$30,911	$—	$30,911	$—

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Receivable from ZIM(1)	$34,071	$—	$34,071	$—
Long-term debt, including current portion(2)	$3,223,337	$—	$3,223,337	$—
Vendor financing, including current portion(3)	$179,500	$—	$179,500	$—
Accrued liabilities(4)	$32,894	$—	$32,894	$—
(1)
The fair value is estimated based on currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates. Furthermore, Israel Corporation Ltd., the parent company of ZIM Integrated Shipping Services Ltd. ("ZIM"), has announced that ZIM has reached an agreement in principle with its creditors, including the Company, for a restructuring of its obligations. Based on these anticipated terms, the Company written down the value of its long-term receivable from ZIM as of December 31, 2013 (refer to Note 8, Other Non-current Assets).

(2)
The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(3)
The fair value of the Company's Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(4)
The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on its credit facilities and accrued realized losses on its cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account its creditworthiness.

	Fair Value Measurements as of December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Receivable from ZIM	$25.8	$—	$25.8	$—

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2013 and 2012 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2013	Fair Value December 31, 2012
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	—	(4,172)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	—	(4,190)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	—	(4,103)
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(11,586)	$(20,759)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	(2,052)	(11,253)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	(6,732)	(15,882)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	(8,919)	(13,523)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	(8,869)	(13,424)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	(17,298)	(34,952)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	(12,520)	(21,792)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	(12,738)	(22,116)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	(9,797)	(21,241)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	(21,774)	(33,273)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	(8,754)	(13,243)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	(17,870)	(26,357)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	(17,067)	(25,725)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	(12,532)	(21,043)

Total fair value of swap liabilities							$(168,508)	$(307,048)

ABN Amro	06/06/2013	1/4/2016	12/31/2016	$325,000	1.4975% p.a.	USD LIBOR 3M BBA	$382	$—
ABN Amro	31/05/2013	1/4/2016	12/31/2016	$250,000	1.4125% p.a.	USD LIBOR 3M BBA	504	—

Total fair value of swap assets							$886	$—

Schedule of unrealized and realized losses on interest rate swaps
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(in millions)
Total realized losses	$(145.6)	$(159.7)	$(163.8)
Realized losses deferred in Other Comprehensive Loss	—	7.0	31.3

Realized losses expensed in consolidated Statements of Operations	(145.6)	(152.7)	(132.5)
Amortization of deferred realized losses	(4.0)	(3.5)	(1.6)
Unrealized gains/(losses)	22.8	(0.9)	9.2

Unrealized and realized losses on cash flow interest rate swaps	$(126.8)	$(157.1)	$(124.9)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2013 and 2012, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2013	Fair Value December 31, 2012
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$747	$1,390
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	839	1,518

Total fair value							$1,586	$2,908

Schedule of unrealized and realized losses on interest rate swaps
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
	(in millions)
Unrealized gains/(losses) on swap asset	$(1.3)	$(1.1)	$(0.5)
Unrealized gains/(losses) on fair value of hedged debt	—	0.6	1.0
Amortization of fair value of hedged debt	—	0.3	0.8
Reclassification of fair value of hedged debt to Statement of Operations	0.6	0.3	—
Realized gains	1.4	1.8	2.2

Unrealized and realized gains on fair value interest rate swaps	$0.7	$1.9	$3.5